BUSINESS COMBINATIONS (Details)	Dec. 31, 2025 USD ($)
BUSINESS COMBINATIONS
Property and equipment	$ 77,799
Intellectual property	1,389,678
Accounts payable	(387,598)
Fair value of identifiable assets acquired and liabilities assumed	$ 1,079,879